Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segments [Line Items]
Schedule of Information by Segment

The following tables present summary information by segment for the years ended December 31, 2022, 2023 and 2024:

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2022
	RMB	RMB	RMB	RMB
Revenues	480,322,821	1,356,556	200,613,602	682,292,979
Cost of revenues	337,945,690	145,397	201,155,503	539,246,590
Gross profit	142,528,452	1,059,838	(541,901)	143,046,389
Depreciation and amortization	2,939,581	2,761	7,541,422	10,483,764
Total capital expenditures	1,105,905	-	-	1,105,905

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2023
	RMB	RMB	RMB	RMB
Revenues	571,842,123	732,505	12,791,309	585,365,937
Cost of revenues	397,499,842	1,449,637	12,714,387	411,663,866
Gross profit	174,342,281	(717,132)	76,922	173,702,071
Depreciation and amortization	3,767,215	737,384	412,362	4,916,961
Total capital expenditures	69,520,884	-	-	69,520,884

	AR	Total	Total
	advertising	December 31,	December 31,
	services	2024	2024
	RMB	RMB	USD
Revenues	541,924,655	541,924,655	75,388,773
Cost of revenues	387,946,081	387,946,081	53,968,349
Gross profit	153,978,574	153,978,574	21,420,424
Depreciation and amortization	6,016,997	6,016,997	837,043
Total capital expenditures	28,641	28,641	3,984

Schedule of Total Assets

Total assets as of:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
AR advertising services	551,391,408	2,152,359,764	299,421,256
AR entertainment	471,845,963	-	-
Semiconductor business	7,773,250	-	-
Total assets	1,031,010,621	2,152,359,764	299,421,256

Schedule of Disaggregated Information of Revenues by Geographic Locations

The Company’s disaggregate revenue streams are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Online AR advertising services	480,322,821	571,842,123	541,924,655	75,388,773
Mobile games	1,356,556	732,505	-	-
Sales of semiconductor products	200,613,602	12,791,309	-	-
Total revenues	682,292,979	585,365,937	541,924,655	75,388,773

Geographic Locations [Member]
Segments [Line Items]
Schedule of Disaggregated Information of Revenues by Geographic Locations	Disaggregated information of revenues by geographic locations are as follows:
	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Mainland PRC revenues	483,328,411	542,958,194	415,200,758	57,759,830
Hong Kong revenues	61,882,662	32,297,915	126,723,897	17,628,943
International revenues	137,081,906	10,109,828	-	-
Total revenues	682,292,979	585,365,937	541,924,655	75,388,773